Intangible Assets - Additional Information (Detail) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Purchase of intellectual property	€ 2,125
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intellectual property	2,200
Patents and intellectual property [member]
Disclosure of detailed information about intangible assets [line items]
Purchase of intellectual property	€ 2,200